Lease Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Notes to Consolidated Financial Statements [Abstract]
Disclosure Of Finance Lease And Operating Lease By Lessee Explanatory
	Average Rate of Interest (%)	2023	2022
Lease liabilities – non-current	4.3	999	899
Current portion of lease liabilities	4.5	327	305
Total		1,326	1,204